STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INVESTMENT INCOME:
Net appreciation in fair value of investments	$ 4,277,536	$ 9,714,633
Dividend income	2,323,964	2,280,317
Interest income	458,782	359,185
Total investment income, net	7,060,282	12,354,135
COMPANIES' CONTRIBUTIONS	672,148	672,781
DEDUCTIONS:
Benefits paid to participants	11,968,854	4,614,050
Administrative expenses	38,247	32,878
Total deductions	12,007,101	4,646,928
NET (DECREASE)/INCREASE IN NET ASSETS	(4,274,671)	8,379,988
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	100,538,937	92,158,949
End of year	$ 96,264,266	$ 100,538,937